DIVIDEND	12 Months Ended
Nov. 25, 2018
Dividends Abstract
DIVIDEND

NOTE 14: DIVIDEND

The Company paid cash dividends totaling $90 million on its common stock in two $45 million installments in the first and fourth quarters of 2018. In 2017, cash dividends of $70 million were paid in two $35 million installments in the first and fourth quarters of the year. In 2016, cash dividends of $60 million were paid in the second quarter of the year. Subsequent to the Company’s year end, the Board declared two cash dividends of $55 million each. The Company expects to pay the first dividend in the first quarter of 2019 to the holders of record of the common stock at the close of business on February 8, 2019 and the second dividend in the fourth quarter of 2019 to the holders of record of the common stock at the close of business on October 5, 2019.

The Company does not have an established annual dividend policy. The Company will continue to review its ability to pay cash dividends at least annually, and dividends may be declared at the discretion of the Board depending upon, among other factors, the Company’s financial condition and compliance with the terms of the Company’s debt agreements.